Income Taxes (Roll forward of Total Gross Unrecognized Tax Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance	$ 275	$ 230	$ 0
Decreases for tax positions related to prior years	(275)	(30)
Additions for tax positions related to the current year	63	75	230
Balance	$ 63	$ 275	$ 230